Organization (Details Narrative) - Preferred Class A [Member] - Imperium Motor Corp [Member]	Sep. 15, 2020 $ / shares shares
Business acquisition, number of shares acquired | shares	100
Business acquisition, share price | $ / shares	$ 0.001